Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of income - Parent Company [Member]	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OPERATING EXPENSES
General and administrative	¥ (7,972,189)	$ (1,142,770)	¥ (1,838,494)
Total operating expenses	(7,972,189)	(1,142,770)	(1,838,494)
LOSS FROM OPERATIONS	(7,972,189)	(1,142,770)	(1,838,494)
OTHER INCOME (EXPENSE)
Interest income	1,025,954	147,065
Finance expense	(5,456)	(782)	(345)
Equity income of subsidiaries and VIE	109,156,163	15,646,937	91,056,631	73,337,971
Total other income, net	110,176,661	15,793,220	91,056,286	73,337,971
NET INCOME	102,204,472	14,650,450	89,217,792	73,337,971
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,589,076	227,785	1,759,288	(250,623)
COMPREHENSIVE INCOME	¥ 103,793,548	$ 14,878,235	¥ 90,977,080	¥ 73,087,348